GOODWILL (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 491,969		¥ 475,732
Goodwill acquired in business combination	169,668		884
Impairment losses	0		0
Foreign exchange effect	3,779		15,353
Ending Balance	¥ 665,416	$ 95,581	¥ 491,969